Other assets, income, expenses and non-controlling interest - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest in Other Entities [Abstract]
Investment income	$ 1,672	$ 1,490
Income attributable to non-controlling interest	(522)	93
Total other income	$ 1,150	$ 1,583